TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST	TRANSACTIONS WITH PARTIES-IN-INTEREST
The Bank is the Plan’s Sponsor and acts as trustee for the Plan’s assets. In addition, the Plan invested in Chemung Financial Corporation common stock (representing approximately 7.3% and 8.5% of net assets at December 31, 2025 and 2024, respectively). The expenses of administering the Plan are paid by the Bank and are not charged to the Plan.